UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  09/30/99

Check here if Amendment [x ]; Amendment Number:  01
  This Amendment (Check only one):	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       February 3, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $150504



List of Other Included Managers:

NONE


FORM 13F INFORMATION TABLE
                                      Title               VALUE      SHRS or SH/ PUT/ Inv    Other    Voting Authority
NAME OF ISSUER                        of      CUSIP       (x$1000)   PRN AMT PRN CALL Disc   Mgrs      Sole Shared None
                                      Class
AMR Corp                              com     001765106          14       250 SH      Sole              250
Alliance Capital Mgmt. Ltd.           com     018548107         274     10000 SH      Sole            10000
Allstate Corp                         com     020002101         174      6972 SH      Sole             6972
Amerisource Health                    com     03071P102        6579    277760 SH      Sole           277760
American Pwr Conversion Com           com     029066107        3688    194100 SH      Sole           194100
Block H&R Inc.                        com     093671105        7418    170775 SH      Sole           170775
Bridgehampton National Bank           com     N/A              1209     52572 SH      Sole            52572
Bristol Myers                         com     110122108          82      1221 SH      Sole             1221
CVS Corporation Delaware              com     126650100        7805    191250 SH      Sole           191250
Dayton Hudson Corp                    com     239753106        6985    116300 SH      Sole           116300
Digital Recorders                     com     253869101          15      8000 SH      Sole             8000
Donaldson Lufkin & Jenrette Inc.      com     257661108        4206    106310 SH      Sole           106310
Donaldson Luf&Jen NW DLJDIRECT        com     257661504           4       250 SH      Sole              250
Emerson Electric                      com     291011104        3042     48150 SH      Sole            48150
Gannett Inc.                          com     364730101        7839    113300 SH      Sole           113300
Gap, Inc.                             com     364760108        3914    122321 SH      Sole           122321
General Electric                      com     369604103        4143     34940 SH      Sole            34940
Grainger (WW) Inc.                    com     384802104        5897    122700 SH      Sole           122700
Hastings Entmt Inc                    com     418365102         585     67800 SH      Sole            67800
Health Care Reit Inc.                 com     42217K106          14       700 SH      Sole              700
Hewlett Packard                       com     428236103        8812     97100 SH      Sole            97100
Highwoods Properties                  com     431284108        1950     75350 SH      Sole            75350
Illinois Tool Wks Inc.                com     452308109        8343    111890 SH      Sole           111890
Intel Corp.                           com     458140100        5529     74400 SH      Sole            74400
Johnson & Johnson                     com     478160104        2968     32300 SH      Sole            32300
KeyCorp                               com     493267108          77      2996 SH      Sole             2996
Knight Ridder, Inc                    com     499040103        9950    180900 SH      Sole           180900
Merck & Co.                           com     589331107          29       450 SH      Sole              450
Mobil Corp                            com     607059102          81       800 SH      Sole              800
Morgan Stanley, Dean Witter & Co.     com     617446448        4820     54045 SH      Sole            54045
Pfizer Inc.                           com     717081103        6838    190605 SH      Sole           190605
Schering-Plough                       com     806605101        3451     79100 SH      Sole            79100
Sealed Air Corp.                      com     81211K100        3858     75174 SH      Sole            75174
Sears Roebuck & Co.                   com     812387108         119      3800 SH      Sole             3800
Spdr Tr Unit Ser 1                    com     78462F103        3824     29700 SH      Sole            29700
Tanger Factory Outlet Ctrs Inc.       com     875465106         497     21800 SH      Sole            21800
Tennant Co.                           com     880345103         122      3600 SH      Sole             3600
Vodafone Airtouch PLC Sponsored       com     92857T107        7205     30306 SH      Sole            30306
Wachovia Corp.                        com     929771103          16       200 SH      Sole              200
Wal-Mart Stores                       com     931142103        6027    126710 SH      Sole           126710
Walgreen Co.                          com     931422109        5386    212260 SH      Sole           212260
Xerox Corp.                           com     984121103        6685    159400 SH      Sole           159400
Sealed Air Corp New                   pfd     81211K209          30       600 SH      Sole              600

TOTAL                                                        150504

